Shareholders' Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2024 shares	Feb. 28, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Jan. 16, 2022 shares	Dec. 31, 2018 shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Granted, number of options (in shares)			1,743,650	76,100
Aggregate intrinsic value | $			$ 185,954
Total unrecognized compensation cost related to share-based compensation arrangements granted | $			$ 67,190
Expected cost recognition period, in years			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 186.90	$ 163.30	$ 156.66
Granted, weighted average exercise price | $ / shares			$ 201.53	$ 182.06
134.34 - 247.74
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			2,863,082
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 186.90
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan	2,300,000	1,500,000					1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	800,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Increase in Award Vesting Period		3 years
Period measuring the average closing price, in days			30 days
Options available for future grants under plan			34,000
2018 Equity Incentive Plan Prior to Second Amendment
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Percent vested and exercisable from the second anniversary of the commencement date			40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date			60.00%
Additional Percentage Vested And Exercisable Each on Third, Fourth and Fifth Anniversary Of The Commencement Date			0.20
2018 Equity Incentive Plan After Second Amendment
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Percent vested and exercisable from the second anniversary of the commencement date			40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date			60.00%
Additional Percentage Vested And Exercisable Each on Third and Fourth Anniversary Of The Commencement Date			0.30
2022 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan	2,050,000					1,100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	950,000
Period measuring the average closing price, in days			30 days
Options available for future grants under plan			305,000
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Granted, number of options (in shares)			678,100
Granted, weighted average exercise price | $ / shares			$ 139.51
2018 Phantom Bonus Retention Plan | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Benefit As A Percentage of Company Share Price Increase			1